Shareholder Report, Line Graph (Details) DFCM_DFA Two-Year Global Fixed Income Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											DFA Two-Year Global Fixed Income Portfolio – Institutional
Accumulated Value	$ 11,439	$ 10,834	$ 10,356	$ 10,711	$ 10,746	$ 10,615	$ 10,265	$ 10,176	$ 10,081	$ 10,000	$ 11,962
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Bond Index (hedged to USD)
Accumulated Value	12,001	10,919	10,734	12,215	12,317	11,806	10,668	10,646	10,517	10,000	$ 12,637
FTSE World Government Bond Index 1-2 Years (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE World Government Bond Index 1-2 Years (hedged to USD)
Accumulated Value	$ 11,676	$ 11,040	$ 10,653	$ 10,903	$ 10,905	$ 10,680	$ 10,319	$ 10,185	$ 10,094	$ 10,000	$ 12,223